Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

August 31, 2019

MC-QTLY-1019
1.805741.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc. (a)	134,124	$8,348
Entertainment - 0.4%
Electronic Arts, Inc. (a)	76,100	7,129
Media - 2.1%
AMC Networks, Inc. Class A (a)(b)	34,505	1,673
Clear Channel Outdoor Holdings, Inc. (a)	151,100	393
Discovery Communications, Inc. Class A (a)(b)	174,180	4,807
Interpublic Group of Companies, Inc.	213,051	4,235
Liberty Broadband Corp. Class A (a)	97,487	10,212
Liberty Media Corp.:
Liberty Media Class A (a)	105,036	4,158
Liberty SiriusXM Series A (a)	150,900	6,110
Nexstar Broadcasting Group, Inc. Class A	16,000	1,582
Omnicom Group, Inc.	73,082	5,559
Sinclair Broadcast Group, Inc. Class A	78,100	3,481
		42,210

TOTAL COMMUNICATION SERVICES		57,687

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.9%
Gentex Corp.	695,200	18,492
Distributors - 0.8%
LKQ Corp. (a)	595,000	15,631
Diversified Consumer Services - 1.3%
Graham Holdings Co.	8,200	5,773
Grand Canyon Education, Inc. (a)	116,700	14,658
H&R Block, Inc. (b)	223,000	5,401
		25,832
Household Durables - 2.9%
Mohawk Industries, Inc. (a)	66,300	7,882
NVR, Inc. (a)	10,100	36,350
Whirlpool Corp. (b)	97,600	13,575
		57,807
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	262,584	2,812
Leisure Products - 0.5%
Brunswick Corp.	193,600	9,022
Multiline Retail - 1.7%
Dollar General Corp.	144,300	22,524
Dollar Tree, Inc. (a)	111,900	11,361
		33,885
Specialty Retail - 3.4%
AutoNation, Inc. (a)	243,600	11,561
AutoZone, Inc. (a)	16,800	18,508
O'Reilly Automotive, Inc. (a)	41,200	15,811
Ross Stores, Inc.	108,100	11,460
Williams-Sonoma, Inc. (b)	161,800	10,646
		67,986
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	113,700	8,618
Tapestry, Inc.	367,700	7,593
		16,211

TOTAL CONSUMER DISCRETIONARY		247,678

CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Coca-Cola European Partners PLC	58,300	3,285
Food & Staples Retailing - 0.3%
U.S. Foods Holding Corp. (a)	158,700	6,419
Food Products - 1.1%
Conagra Brands, Inc.	225,327	6,390
Ingredion, Inc.	137,600	10,632
The J.M. Smucker Co.	38,300	4,028
		21,050
Household Products - 0.9%
Church & Dwight Co., Inc.	57,000	4,547
Energizer Holdings, Inc.	202,600	7,800
Spectrum Brands Holdings, Inc.	106,507	5,951
		18,298
Tobacco - 0.2%
Universal Corp.	85,500	4,280

TOTAL CONSUMER STAPLES		53,332

ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. (a)	130,500	5,983
Nabors Industries Ltd.	1,327,900	2,231
		8,214
Oil, Gas & Consumable Fuels - 2.2%
Cimarex Energy Co.	82,100	3,512
Diamondback Energy, Inc.	83,326	8,173
EQT Corp.	473,800	4,819
HollyFrontier Corp.	135,900	6,029
PBF Energy, Inc. Class A	237,800	5,636
PDC Energy, Inc. (a)	125,300	3,991
WPX Energy, Inc. (a)	1,105,400	11,894
		44,054

TOTAL ENERGY		52,268

FINANCIALS - 16.1%
Banks - 6.4%
Banco Inter SA unit (a)	18,400	272
First Horizon National Corp.	2,310,600	36,577
Huntington Bancshares, Inc.	2,496,806	33,083
PacWest Bancorp	419,300	14,290
Piraeus Bank SA (a)	1,030,000	3,487
Popular, Inc.	180,800	9,505
Signature Bank	172,000	20,064
Wintrust Financial Corp.	160,900	10,109
		127,387
Capital Markets - 3.9%
Avanza Bank Holding AB	368,803	2,939
E*TRADE Financial Corp.	379,900	15,857
Lazard Ltd. Class A	449,000	15,419
Monex Group, Inc. (b)	2,193,300	6,235
Morningstar, Inc.	109,700	17,725
SEI Investments Co.	235,000	13,515
Virtu Financial, Inc. Class A (b)	328,870	6,183
		77,873
Consumer Finance - 3.1%
First Cash Financial Services, Inc.	77,500	7,652
OneMain Holdings, Inc.	1,228,614	44,046
SLM Corp.	1,265,062	10,677
		62,375
Diversified Financial Services - 0.3%
ECN Capital Corp.	1,906,300	6,672
Insurance - 1.4%
Beazley PLC	300,000	2,079
Old Republic International Corp.	559,700	13,075
ProSight Global, Inc. (b)	370,000	7,200
Talanx AG	134,800	5,582
		27,936
Real Estate Management & Development - 0.3%
The RMR Group, Inc.	110,600	5,153
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	143,300	6,950
LendingTree, Inc. (a)	23,700	7,349
		14,299

TOTAL FINANCIALS		321,695

HEALTH CARE - 9.3%
Biotechnology - 0.6%
Neurocrine Biosciences, Inc. (a)	66,000	6,562
Sarepta Therapeutics, Inc. (a)	70,000	6,311
		12,873
Health Care Equipment & Supplies - 5.3%
Hologic, Inc. (a)	252,000	12,441
Insulet Corp. (a)	90,000	13,875
Integra LifeSciences Holdings Corp. (a)	210,000	12,604
Masimo Corp. (a)	134,000	20,536
Nanosonics Ltd. (a)	2,700,000	12,128
Penumbra, Inc. (a)	72,000	10,480
Teleflex, Inc.	19,000	6,914
Varian Medical Systems, Inc. (a)	69,000	7,309
Wright Medical Group NV (a)	415,000	8,653
		104,940
Health Care Providers & Services - 3.0%
Covetrus, Inc. (a)(b)	440,000	5,848
HealthEquity, Inc. (a)	180,000	10,685
Molina Healthcare, Inc. (a)	144,000	18,760
Notre Dame Intermedica Participacoes SA	620,000	8,396
Premier, Inc. (a)	180,000	6,347
Wellcare Health Plans, Inc. (a)	33,000	8,934
		58,970
Life Sciences Tools & Services - 0.4%
Avantor, Inc.	470,000	8,225

TOTAL HEALTH CARE		185,008

INDUSTRIALS - 15.4%
Airlines - 1.3%
American Airlines Group, Inc.	395,491	10,405
JetBlue Airways Corp. (a)	885,600	15,339
		25,744
Building Products - 1.1%
Allegion PLC	31,891	3,070
Jeld-Wen Holding, Inc. (a)	867,709	14,977
Owens Corning	62,500	3,585
		21,632
Construction & Engineering - 3.6%
AECOM (a)	1,057,937	37,536
Arcadis NV (b)	1,068,584	20,212
Jacobs Engineering Group, Inc.	155,800	13,844
		71,592
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	371,051	16,913
Machinery - 2.4%
Allison Transmission Holdings, Inc.	290,063	12,887
Colfax Corp. (a)(b)	118,100	3,212
WABCO Holdings, Inc. (a)	219,900	29,359
Welbilt, Inc. (a)	122,748	1,932
		47,390
Marine - 0.9%
A.P. Moller - Maersk A/S Series B	16,585	17,663
Professional Services - 1.4%
Nielsen Holdings PLC	1,341,099	27,841
Road & Rail - 1.8%
Genesee & Wyoming, Inc. Class A (a)	67,600	7,495
Knight-Swift Transportation Holdings, Inc. Class A (b)	582,700	19,893
Ryder System, Inc.	187,800	9,046
		36,434
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	681,849	26,531
MRC Global, Inc. (a)(b)	1,209,655	15,205
		41,736

TOTAL INDUSTRIALS		306,945

INFORMATION TECHNOLOGY - 14.8%
Electronic Equipment & Components - 4.4%
Avnet, Inc.	319,800	13,396
Belden, Inc.	157,200	7,170
Cognex Corp.	273,500	12,329
Coherent, Inc. (a)	29,400	4,262
Corning, Inc.	316,000	8,801
Jabil, Inc.	537,000	15,471
SYNNEX Corp.	14,800	1,240
Trimble, Inc. (a)	431,300	16,182
TTM Technologies, Inc. (a)	488,500	5,207
Vishay Intertechnology, Inc. (b)	186,400	2,951
		87,009
IT Services - 3.3%
Akamai Technologies, Inc. (a)	88,400	7,879
Alliance Data Systems Corp.	36,300	4,463
Capgemini SA	112,000	13,436
ExlService Holdings, Inc. (a)	73,200	4,956
Gartner, Inc. (a)	68,900	9,210
GreenSky, Inc. Class A (a)(b)	165,000	1,122
Leidos Holdings, Inc.	116,700	10,195
PagSeguro Digital Ltd. (a)	20,000	999
Total System Services, Inc.	59,500	7,986
WEX, Inc. (a)	28,600	5,850
		66,096
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc. (a)	243,000	13,035
Microchip Technology, Inc. (b)	84,100	7,260
Skyworks Solutions, Inc.	123,300	9,281
Versum Materials, Inc.	220,000	11,440
		41,016
Software - 4.6%
Blackbaud, Inc.	75,500	6,868
Box, Inc. Class A (a)	353,600	5,173
Check Point Software Technologies Ltd. (a)	59,500	6,408
Citrix Systems, Inc.	106,600	9,912
Constellation Software, Inc.	9,500	9,252
LogMeIn, Inc.	60,000	4,010
Micro Focus International PLC	277,093	3,784
Monotype Imaging Holdings, Inc.	274,000	5,412
Parametric Technology Corp. (a)	246,500	16,138
Pivotal Software, Inc. (a)	668,200	9,963
Pluralsight, Inc. (a)	378,700	6,097
Symantec Corp.	417,700	9,712
		92,729
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	150,000	8,591

TOTAL INFORMATION TECHNOLOGY		295,441

MATERIALS - 5.9%
Chemicals - 2.2%
Ashland Global Holdings, Inc.	173,100	12,678
Axalta Coating Systems Ltd. (a)	372,500	10,758
Olin Corp.	459,300	7,799
The Chemours Co. LLC	422,700	5,990
W.R. Grace & Co.	96,397	6,527
		43,752
Construction Materials - 0.6%
Eagle Materials, Inc.	142,500	11,997
Containers & Packaging - 1.7%
Aptargroup, Inc.	156,500	19,127
Sonoco Products Co.	264,800	15,147
		34,274
Metals & Mining - 1.0%
Steel Dynamics, Inc.	530,500	14,324
Wheaton Precious Metals Corp. (b)	217,700	6,403
		20,727
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	284,000	6,827

TOTAL MATERIALS		117,577

REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 10.2%
Acadia Realty Trust (SBI)	412,800	11,290
Alexandria Real Estate Equities, Inc.	159,500	23,899
CareTrust (REIT), Inc.	488,800	11,629
CoreSite Realty Corp.	130,900	15,208
CubeSmart	166,100	5,961
Duke Realty Corp.	747,078	24,855
Equity Lifestyle Properties, Inc.	94,200	12,691
Four Corners Property Trust, Inc.	295,300	8,413
Front Yard Residential Corp. Class B	546,521	6,061
Healthcare Realty Trust, Inc.	542,700	18,034
Highwoods Properties, Inc. (SBI)	383,900	16,588
Outfront Media, Inc.	305,800	8,403
Potlatch Corp.	217,954	8,387
RLJ Lodging Trust	434,200	7,038
Spirit Realty Capital, Inc.	285,180	13,672
Taubman Centers, Inc.	90,900	3,550
UDR, Inc.	175,400	8,451
		204,130
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	69,100	9,263

TOTAL REAL ESTATE		213,393

UTILITIES - 4.9%
Electric Utilities - 0.9%
Entergy Corp.	53,600	6,048
OGE Energy Corp.	164,800	7,065
PNM Resources, Inc.	78,000	3,979
		17,092
Gas Utilities - 2.3%
Atmos Energy Corp.	136,900	15,090
National Fuel Gas Co.	40,700	1,902
Southwest Gas Holdings, Inc.	117,400	10,710
UGI Corp.	374,074	18,206
		45,908
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	52,500	929
Multi-Utilities - 0.1%
CMS Energy Corp.	32,100	2,024
Water Utilities - 1.6%
Aqua America, Inc.	425,098	18,828
AquaVenture Holdings Ltd. (a)	37,540	664
SJW Corp.	180,000	12,299
		31,791

TOTAL UTILITIES		97,744

TOTAL COMMON STOCKS
(Cost $1,808,454)		1,948,768

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Banco Inter SA (c)
(Cost $2,537)	690,000	3,308
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.08% to 2.21% 9/12/19 (d)
(Cost $919)	920	920
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 2.13% (e)	38,494,410	$38,502
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	88,003,896	88,013
TOTAL MONEY MARKET FUNDS
(Cost $126,512)		126,515
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $1,938,422)		2,079,511
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(85,602)
NET ASSETS - 100%		$1,993,909

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Sept. 2019	$6,397	$(258)	$(258)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,308,000 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $285,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,203
Fidelity Securities Lending Cash Central Fund	118
Total	$1,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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